Debt (Details) - Schedule of Long-Term Debt Instruments - Wealth South A Division Of Farmers National Bank Of Danville [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Original Principal	$ 8,863,423	$ 8,863,243
Long-term debt	8,612,004	8,863,423	$ 1,004,759
Issuance Cost	81,109	81,109
Notes Payable One [Member]
Debt Instrument [Line Items]
Original Principal	$ 237,272	$ 237,272
Acquisition	CAH	CAH
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2041	Dec. 27, 2041
Interest	3.98%	3.98%
Long-term debt	$ 230,945	$ 237,272	237,272
Issuance Cost	6,108	6,108
Notes Payable Two [Member]
Debt Instrument [Line Items]
Original Principal	$ 231,987	$ 231,987
Acquisition	CAH	CAH
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2031	Dec. 27, 2031
Interest	3.98%	3.98%
Long-term debt	$ 215,706	$ 231,987	231,987
Issuance Cost	6,108	6,108
Notes Payable Three [Member]
Debt Instrument [Line Items]
Original Principal	$ 216,750	$ 216,750
Acquisition	P&F	P&F
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2041	Dec. 27, 2041
Interest	3.98%	3.98%
Long-term debt	$ 210,970	$ 216,750	216,750
Issuance Cost	5,370	5,370
Notes Payable Four [Member]
Debt Instrument [Line Items]
Original Principal	$ 318,750	$ 318,750
Acquisition	P&F	P&F
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2031	Dec. 27, 2031
Interest	3.98%	3.98%
Long-term debt	$ 296,380	$ 318,750	318,750
Issuance Cost	5,370	5,370
Notes Payable Five [Member]
Debt Instrument [Line Items]
Original Principal	$ 817,135	$ 817,135
Acquisition	Pasco	Pasco
Entered	Jan. 14, 2022	Jan. 14, 2022
Maturity	Jan. 14, 2032	Jan. 14, 2032
Interest	3.98%	3.98%
Long-term debt	$ 766,197	$ 817,135
Issuance Cost	3,085	3,085
Notes Payable Six [Member]
Debt Instrument [Line Items]
Original Principal	$ 478,098	$ 478,098
Acquisition	Lytle	Lytle
Entered	Mar. 15, 2022	Mar. 15, 2022
Maturity	Mar. 15, 2032	Mar. 15, 2032
Interest	3.98%	3.98%
Long-term debt	$ 455,908	$ 478,098
Issuance Cost	1,898	1,898
Notes Payable Seven [Member]
Debt Instrument [Line Items]
Original Principal	$ 663,000	$ 663,000
Acquisition	Lytle	Lytle
Entered	Mar. 15, 2022	Mar. 15, 2022
Maturity	Mar. 15, 2042	Mar. 15, 2042
Interest	3.98%	3.98%
Long-term debt	$ 651,369	$ 663,000
Issuance Cost	11,875	11,875
Notes Payable Eight [Member]
Debt Instrument [Line Items]
Original Principal	$ 425,000	$ 425,000
Acquisition	Kern	Kern
Entered	Mar. 22, 2022	Mar. 22, 2022
Maturity	Mar. 22, 2042	Mar. 22, 2042
Interest	3.98%	3.98%
Long-term debt	$ 417,544	$ 425,000
Issuance Cost	7,855	7,855
Notes Payable Nine [Member]
Debt Instrument [Line Items]
Original Principal	$ 1,275,000	$ 1,275,000
Acquisition	Kern	Kern
Entered	Mar. 22, 2022	Mar. 22, 2022
Maturity	Mar. 22, 2032	Mar. 22, 2032
Interest	3.98%	3.98%
Long-term debt	$ 1,215,823	$ 1,275,000
Issuance Cost	4,688	4,688
Notes Payable Ten [Member]
Debt Instrument [Line Items]
Original Principal	$ 246,500	$ 246,500
Acquisition	Bartow	Bartow
Entered	May 18, 2022	May 18, 2022
Maturity	May 18, 2042	May 18, 2042
Interest	3.98%	3.98%
Long-term debt	$ 243,636	$ 246,500
Issuance Cost	5,072	5,072
Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Original Principal	$ 722,500	$ 722,500
Acquisition	Bartow	Bartow
Entered	May 18, 2022	May 18, 2022
Maturity	May 18, 2032	May 18, 2032
Interest	3.98%	3.98%
Long-term debt	$ 700,247	$ 722,500
Issuance Cost	2,754	2,754
Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Original Principal	$ 382,500	$ 382,500
Acquisition	Dietz	Dietz
Entered	Jun. 15, 2022	Jun. 15, 2022
Maturity	Jun. 15, 2032	Jun. 15, 2032
Interest	3.98%	3.98%
Long-term debt	$ 373,669	$ 382,500
Issuance Cost	1,564	1,564
Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Original Principal	$ 445,981	$ 445,981
Acquisition	Aberdeen	Aberdeen
Entered	Jul. 19, 2022	Jul. 19, 2022
Maturity	Jul. 29, 2032	Jul. 29, 2032
Interest	3.98%	3.98%
Long-term debt	$ 439,161	$ 445,981
Issuance Cost	1,786	1,786
Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Original Principal	$ 1,020,000	$ 1,020,000
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2042	Aug. 12, 2042
Interest	3.98%	3.98%
Long-term debt	$ 1,017,081	$ 1,020,000
Issuance Cost	8,702	8,702
Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Original Principal	$ 519,527	$ 519,527
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2032	Aug. 12, 2032
Interest	3.98%	3.98%
Long-term debt	$ 515,562	$ 519,527
Issuance Cost	3,159	3,159
Notes Payable Sixteen [Member]
Debt Instrument [Line Items]
Original Principal	$ 225,923	$ 225,923
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2032	Aug. 12, 2032
Interest	5.25%	5.25%
Long-term debt	$ 224,306	$ 225,923
Issuance Cost	3,159	3,159
Notes Payable Seventeen [Member]
Debt Instrument [Line Items]
Original Principal	$ 637,500	$ 637,500
Acquisition	Williamsburg	Williamsburg
Entered	Dec. 08, 2022	Dec. 08, 2022
Maturity	Dec. 08, 2032	Dec. 08, 2032
Interest	5.25%	5.25%
Long-term debt	$ 637,500	$ 637,500
Issuance Cost	$ 2,556	$ 2,556